Significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant accounting policies
Basis of preparation

(a)Basis of preparation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated balance sheet as of December 31, 2022 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Group as of and for the year ended December 31, 2022.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of March 31, 2023, the results of operations and cash flows for the three months ended March 31, 2022 and 2023, have been made.

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Significant accounting estimates include, but not limited to, estimate of breakage, the fair value of share-based compensation awards, and the recoverability of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. ASU 2016-13 was further amended in November 2019 by ASU 2019-10. The Group adopted the guidance on January 1, 2023, using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit as of the effective date to align the Group’s current processes for establishing an allowance for credit losses with the new guidance. Upon adoption, the Group recorded an adjustment of RMB1,028 (net of related impact on deferred taxes) to opening accumulated deficit related to the credit allowance for accounts receivable and prepayments and other current assets. The adoption of ASU 2016-13 did not have a material impact on the condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). It requires issuers to apply ASC 606 Revenue from Contracts with Customers to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination. The Group adopted the new standard on January 1, 2023, and the adoption did not have a material impact on the condensed consolidated financial statements.

(a)Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASU 2016-02” or “ASC 842”), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The FASB subsequently issued amendments to clarify the implementation guidance. The Group adopted ASC 842 on January 1, 2022, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2022, and has not recast the comparative period presented in the consolidated financial statements. Additionally, the Group elected the package of practical expedients that allowed the Group to not reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing lease and (3) initial direct costs for any expired or existing leases. The Group also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases.

Upon the adoption of ASC 842, the Group recognized right-of-use assets and lease liabilities of RMB2,200,280 and RMB2,399,061 respectively, for operating leases of the buildings of the Group’s leased hotels and office spaces based on the present value of lease payments over the lease term.

The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	As of	Effect of		As of
	December 31, 2021	adoption		January 1, 2022
	RMB ‘000	RMB ‘000		RMB’000
Assets
Current assets
Cash and cash equivalents	1,038,583	—		1,038,583
Short-term investments	—	—		—
Accounts receivable, net of allowance of RMB14,731 as of December 31, 2021	99,961	—		99,961
Prepayments and other current assets	167,161	—		167,161
Amounts due from related parties	51,937	—		51,937
Inventories	58,575	—		58,575
Total current assets	1,416,217	—		1,416,217
Non-current assets
Restricted cash	946	—		946
Contract costs	62,415	—		62,415
Property and equipment, net	439,015	—		439,015
Operating lease right-of-use assets	—	2,200,280	(a)	2,200,280
Intangible assets, net	3,820	—		3,820
Goodwill	17,446	—		17,446
Other assets	182,581	(11,758)	(b)	170,823
Deferred tax assets	122,707	—		122,707
Total non-current assets	828,930	2,188,522		3,017,452
Total assets	2,245,147	2,188,522		4,433,669

	As of	Effect of		As of
	December 31, 2021	adoption		January 1, 2022
	RMB ‘000	RMB ‘000		RMB’000
Current liabilities
Operating lease liabilities, current	—	317,483	(c)	317,483
Accounts payable	161,277	—		161,277
Deferred revenue	233,735	—		233,735
Salary and welfare payable	95,238	—		95,238
Accrued expenses and other payables	447,380	(6,483)	(d)	440,897
Income taxes payable	46,176	—		46,176
Short-term borrowings	64,808	—		64,808
Current portion of long-term borrowings	1,000	—		1,000
Other amounts due to related parties	1,772	—		1,772
Total current liabilities	1,051,386	311,000		1,362,386
Non-current liabilities
Operating lease liabilities, non-current	—	2,081,578	(c)	2,081,578
Deferred revenue	267,909	—		267,909
Long-term borrowings, non-current portion	43,630	—		43,630
Other non-current liabilities	317,607	(204,056)	(d)	113,551
Total non-current liabilities	629,146	1,877,522		2,506,668
Total liabilities	1,680,532	2,188,522		3,869,054
Equity
Class A ordinary shares	218	—		218
Class B ordinary shares	56	—		56
Additional paid in capital	764,502	—		764,502
Accumulated deficit	(176,403)	—		(176,403)
Accumulated other comprehensive loss	(8,947)	—		(8,947)
Total equity attributable to shareholders of the Company	579,426	—		579,426
Non-controlling interests	(14,811)	—		(14,811)
Total equity	564,615	—		564,615
Commitments and contingencies	—	—		—
Total liabilities and shareholders’ equity	2,245,147	2,188,522		4,433,669
(a)	Represents the net result of capitalization of operating lease payments and reclassification of deferred rental initial direct cost and deferred rent accrual.
(b)	Represents deferred rental initial direct cost reclassified to operating lease right-of-use assets.
(c)	Represents recognition of the current portion and non-current portion of operating lease liabilities.
(d)	Represents reclassification of the current portion and non-current portion of deferred rent accrual to operating lease right-of-use assets.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group early adopted the new standard on January 1, 2022, and the adoption did not have a material impact on its consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance (“ASU 2021-10”). It requires issuers to make annual disclosures about government assistance, including the nature of the transaction, the related accounting policy, the financial statement line items affected and the amounts applicable to each financial statement line item, as well as any significant terms and conditions, including commitments and contingencies. The amendments in ASU 2021-10 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Group adopted this new standard on January 1, 2022, using the retrospective approach. See Note 2(w) for related disclosure.

Convenience translation

(b)Convenience translation

Translations of balances in the unaudited condensed consolidated financial statements from RMB into United States dollars (“USD”) as of and for the three months ended March 31, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.8676 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on March 31, 2023, or at any other rate.

(d)Convenience translation

Translations of balances in the consolidated financial statements from RMB into United States dollars (“USD”) as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 6.8972 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2022, or at any other rate. The USD convenience translation is not required under U.S. GAAP and all USD convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Risks and concentration

(c)Risks and concentration

(1)	Foreign exchange risk

As the Group’s principal activities are carried out in the PRC, the Group’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Group during the reporting periods.

(2)	Concentration of credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, short-term investments, prepayments and other current assets, accounts receivable and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments and other current assets.

Accounts receivable are unsecured and are primarily derived from revenue earned from manachised hotels. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Amounts due from related parties are unsecured and are derived from the hotel reservation payment collected by the related parties on behalf of the Group. The Group believes that it is not exposed to unusual risks as the related parties are reputable travel agencies.

(aj) Risks and concentration

(1)Foreign exchange risk

As the Group’s principal activities are carried out in the PRC, the Group’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Group during the reporting periods.

(2)Concentration of credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, short-term investments, prepayments and other current assets, accounts receivable and amount due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments and other current assets.

Accounts receivable are unsecured and are primarily derived from revenue earned from manachised hotels. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Amounts due from related parties are unsecured and are derived from the hotel reservation payment collected by the related parties on behalf of the Group. The Group believes that it is not exposed to unusual risks as the related parties are reputable travel agencies.